Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2025
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding
The following table presents a summary of the key types of outstanding commitments provided by Nomura as of March 31, 2024 and 2025.

	Millions of yen
	March 31, 2024	March 31, 2025
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,724,901	¥2,038,836
Other commitments to extend credit	1,380,710	1,199,287

Total	¥3,105,611	¥3,238,123

Commitments to invest	¥31,989	¥25,677

Maturity schedule of commitments
Maturity profile of these commitments as of March 31, 2025:

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥2,038,836	¥2,038,836	¥—	¥—	¥—
Other commitments to extend credit	1,199,287	256,489	449,094	303,339	190,365

Total	¥3,238,123	¥2,295,325	¥449,094	¥303,339	¥190,365

Commitments to invest	¥25,677	¥4,563	¥3,813	¥580	¥16,721

Maturity schedule of purchase obligations
As of March 31, 2025, these purchase obligations had the following maturities:

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Purchase obligations	¥91,877	¥14,323	¥69,232	¥3,896	¥2,845	¥1,362	¥219

Information on derivative contracts and standby letters of credit and other guarantees
The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31
	2024		2025
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts (1)(2)	¥11,286,872	¥613,663,415	¥9,399,725	¥609,318,612
Standby letters of credit and other guarantees (3)	—	3,561,640	—	4,939,056

(1)	Credit derivatives are disclosed in Note 3 “ Derivative instruments and hedging activities ” and are excluded from above.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)
Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.

Maturity information on derivative contracts and standby letters of credit and other guarantees
The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees as of March 31, 2025.

	Millions of yen
	Carrying value	Maximum potential payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥9,399,725	¥609,318,612	¥161,262,557	¥205,213,613	¥51,051,118	¥191,791,324
Standby letters of credit and other guarantees	—	4,939,056	4,889,013	39,594	10,426	23